Subsequent Events - Additional Information (Details) ¥ in Thousands, $ in Millions	Apr. 29, 2022 CNY (¥)	Apr. 04, 2019	May 28, 2022 USD ($)	May 28, 2022 CNY (¥)	Dec. 31, 2021
Subsequent Event [Line Items]
Debt instrument simple interest rate					3.70%
Alibaba Investment Limited | Convertible Loan Agreement
Subsequent Event [Line Items]
Debt instrument simple interest rate		3.00%
Debt instrument maturity date		Apr. 04, 2022
Subsequent Event | Alibaba Investment Limited | Convertible Loan Agreement
Subsequent Event [Line Items]
Debt instrument simple interest rate	3.00%
As Per Supplemental Agreement Maturity Date Of Debt May Not Be Extended Without Prior Consent Of Party To Loan	May 28, 2022
Debt Instrument Undertaking To Pay Accrued Interest of Loan Amount	¥ 3,000,000
Debt Instrument Total Amount Of Principal And Accumulated Interest Including Incremental Interest Under Supplemental Agreement			$ 240.4	¥ 1,500,000
Subsequent Event | Alibaba Investment Limited | Convertible Loan Agreement | Maximum [Member]
Subsequent Event [Line Items]
DebtInstrument compounded interest rate	9.00%
Subsequent Event | Alibaba Investment Limited | Convertible Loan Agreement | Minimum [Member]
Subsequent Event [Line Items]
DebtInstrument compounded interest rate	3.00%
Subsequent Event | Alibaba Investment Limited | Convertible Loan Agreement | Maturity date one [Member]
Subsequent Event [Line Items]
Debt instrument maturity date	May 28, 2022
Subsequent Event | Alibaba Investment Limited | Convertible Loan Agreement | Class A Ordinary Shares
Subsequent Event [Line Items]
Number of calendar days for convertible loan pursuant to supplemental agreement	60 days